Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000199780 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class R6 / VRSGX	$48	1.06%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.06%
Net Assets	$ 822,512,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$822,512
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Financials	30%
Industrials	27
Consumer Discretionary	19
Health Care	11
Information Technology	8
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060265 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class I
Trading Symbol	PXSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class I / PXSGX	$54	1.19%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.19%
Net Assets	$ 822,512,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$822,512
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Financials	30%
Industrials	27
Consumer Discretionary	19
Health Care	11
Information Technology	8
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060264 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class C
Trading Symbol	PSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class C / PSGCX	$100	2.20%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.20%
Net Assets	$ 822,512,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$822,512
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Financials	30%
Industrials	27
Consumer Discretionary	19
Health Care	11
Information Technology	8
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060263 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class A
Trading Symbol	PSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class A / PSGAX	$67	1.46%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.46%
Net Assets	$ 822,512,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$822,512
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Financials	30%
Industrials	27
Consumer Discretionary	19
Health Care	11
Information Technology	8
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060269 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class A
Trading Symbol	PKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class A / PKSAX	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 1,798,559,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,798,559
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	48%
Financials	25
Consumer Discretionary	15
Materials	6
Health Care	3
Information Technology	1
Short-Term Investment	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060271 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class C
Trading Symbol	PKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class C / PKSCX	$100	2.01%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.01%
Net Assets	$ 1,798,559,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,798,559
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	48%
Financials	25
Consumer Discretionary	15
Materials	6
Health Care	3
Information Technology	1
Short-Term Investment	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000060272 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class I
Trading Symbol	PKSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class I / PKSFX	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 1,798,559,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,798,559
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	48%
Financials	25
Consumer Discretionary	15
Materials	6
Health Care	3
Information Technology	1
Short-Term Investment	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000148845 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class R6
Trading Symbol	VSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class R6 / VSCRX	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 1,798,559,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,798,559
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Industrials	48%
Financials	25
Consumer Discretionary	15
Materials	6
Health Care	3
Information Technology	1
Short-Term Investment	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000199781 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class R6
Trading Symbol	VCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class R6 / VCGRX	$34	0.73%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.73%
Net Assets	$ 567,191,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$567,191
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	40%
Communication Services	15
Consumer Discretionary	13
Financials	11
Health Care	11
Industrials	10
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060276 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class I
Trading Symbol	PLXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class I / PLXGX	$46	0.99%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.99%
Net Assets	$ 567,191,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$567,191
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	40%
Communication Services	15
Consumer Discretionary	13
Financials	11
Health Care	11
Industrials	10
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060275 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class C
Trading Symbol	SSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class C / SSTFX	$94	2.03%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	2.03%
Net Assets	$ 567,191,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$567,191
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	40%
Communication Services	15
Consumer Discretionary	13
Financials	11
Health Care	11
Industrials	10
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000060273 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class A
Trading Symbol	PSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class A / PSTAX	$56	1.21%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.21%
Net Assets	$ 567,191,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$567,191
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	40%
Communication Services	15
Consumer Discretionary	13
Financials	11
Health Care	11
Industrials	10
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060285 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class A
Trading Symbol	PDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class A / PDIAX	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Material Change Date	Jan. 01, 2026
Net Assets	$ 161,994,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$161,994
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	17%
Information Technology	16
Financials	16
Health Care	10
Consumer Staples	9
Utilities	9
Real Estate	6
Other (includes securities lending collateral)	17
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 1.14% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 1.14% went into effect for Class A shares.
C000060287 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class C
Trading Symbol	PGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class C / PGICX	$97	1.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.92%
Material Change Date	Jan. 01, 2026
Net Assets	$ 161,994,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$161,994
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	17%
Information Technology	16
Financials	16
Health Care	10
Consumer Staples	9
Utilities	9
Real Estate	6
Other (includes securities lending collateral)	17
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.89% went into effect for Class C shares.
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.

Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 1.89% went into effect for Class C shares.
C000060288 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class I
Trading Symbol	PXIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class I / PXIIX	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Material Change Date	Jan. 01, 2026
Net Assets	$ 161,994,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$161,994
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	17%
Information Technology	16
Financials	16
Health Care	10
Consumer Staples	9
Utilities	9
Real Estate	6
Other (includes securities lending collateral)	17
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
C000199782 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class R6
Trading Symbol	VECRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class R6 / VECRX	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 161,994,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$161,994
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	17%
Information Technology	16
Financials	16
Health Care	10
Consumer Staples	9
Utilities	9
Real Estate	6
Other (includes securities lending collateral)	17
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000224195 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class R6
Trading Symbol	VTARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class R6 / VTARX	$29	0.60%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 547,567,000
Holdings Count | Holding	385
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$547,567
Total number of portfolio holdings	385
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		60%
Information Technology	15
Industrials	14
Financials	10
All Other Common Stocks	21
Corporate Bonds and Notes		12
Financials	6
Energy	1
Health Care	1
All Other Corporate Bonds and Notes	4
Affiliated Mutual Funds		14
Mortgage-Backed Securities		7
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000211088 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class I
Trading Symbol	VTAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class I / VTAIX	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 547,567,000
Holdings Count | Holding	385
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$547,567
Total number of portfolio holdings	385
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		60%
Information Technology	15
Industrials	14
Financials	10
All Other Common Stocks	21
Corporate Bonds and Notes		12
Financials	6
Energy	1
Health Care	1
All Other Corporate Bonds and Notes	4
Affiliated Mutual Funds		14
Mortgage-Backed Securities		7
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000060293 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class C
Trading Symbol	POICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class C / POICX	$84	1.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.75%
Net Assets	$ 547,567,000
Holdings Count | Holding	385
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$547,567
Total number of portfolio holdings	385
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		60%
Information Technology	15
Industrials	14
Financials	10
All Other Common Stocks	21
Corporate Bonds and Notes		12
Financials	6
Energy	1
Health Care	1
All Other Corporate Bonds and Notes	4
Affiliated Mutual Funds		14
Mortgage-Backed Securities		7
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000060291 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class A
Trading Symbol	NAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class A / NAINX	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Net Assets	$ 547,567,000
Holdings Count | Holding	385
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$547,567
Total number of portfolio holdings	385
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		60%
Information Technology	15
Industrials	14
Financials	10
All Other Common Stocks	21
Corporate Bonds and Notes		12
Financials	6
Energy	1
Health Care	1
All Other Corporate Bonds and Notes	4
Affiliated Mutual Funds		14
Mortgage-Backed Securities		7
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000060294 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	PHSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class A / PHSKX	$60	1.33%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.33%
Net Assets	$ 433,400,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$433,400
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Industrials	19
Consumer Discretionary	17
Health Care	15
Financials	8
Communication Services	5
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060296 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	PSKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class C / PSKCX	$96	2.11%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.11%
Net Assets	$ 433,400,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$433,400
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Industrials	19
Consumer Discretionary	17
Health Care	15
Financials	8
Communication Services	5
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060297 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class I
Trading Symbol	PICMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class I / PICMX	$50	1.09%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.09%
Net Assets	$ 433,400,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$433,400
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Industrials	19
Consumer Discretionary	17
Health Care	15
Financials	8
Communication Services	5
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000199783 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class R6 / VRMGX	$38	0.84%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.84%
Net Assets	$ 433,400,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$433,400
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Industrials	19
Consumer Discretionary	17
Health Care	15
Financials	8
Communication Services	5
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000176670 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	VQSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class R6 / VQSRX	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 600,804,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$600,804
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	27
Consumer Discretionary	12
Consumer Staples	6
Materials	4
Health Care	4
Real Estate	3
Other (includes short-term investment)	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060300 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class I
Trading Symbol	PXQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class I / PXQSX	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 600,804,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$600,804
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	27
Consumer Discretionary	12
Consumer Staples	6
Materials	4
Health Care	4
Real Estate	3
Other (includes short-term investment)	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060299 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class C
Trading Symbol	PQSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class C / PQSCX	$99	2.01%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.01%
Net Assets	$ 600,804,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$600,804
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	27
Consumer Discretionary	12
Consumer Staples	6
Materials	4
Health Care	4
Real Estate	3
Other (includes short-term investment)	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000060298 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class A
Trading Symbol	PQSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class A / PQSAX	$61	1.23%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
Net Assets	$ 600,804,000
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$600,804
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	27
Consumer Discretionary	12
Consumer Staples	6
Materials	4
Health Care	4
Real Estate	3
Other (includes short-term investment)	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000077895 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class A
Trading Symbol	VMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class A / VMACX	$58	1.20%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
Net Assets	$ 1,943,968,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,943,968
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]	Asset Allocation(1)
Industrials	48%
Financials	20
Information Technology	13
Health Care	10
Consumer Discretionary	9
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000077896 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class C
Trading Symbol	VMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class C / VMCCX	$94	1.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.95%
Net Assets	$ 1,943,968,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,943,968
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]	Asset Allocation(1)
Industrials	48%
Financials	20
Information Technology	13
Health Care	10
Consumer Discretionary	9
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000077897 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class I
Trading Symbol	VIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class I / VIMCX	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 1,943,968,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,943,968
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]	Asset Allocation(1)
Industrials	48%
Financials	20
Information Technology	13
Health Care	10
Consumer Discretionary	9
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000199784 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class R6
Trading Symbol	VRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class R6 / VRMCX	$42	0.87%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
Net Assets	$ 1,943,968,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,943,968
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]	Asset Allocation(1)
Industrials	48%
Financials	20
Information Technology	13
Health Care	10
Consumer Discretionary	9
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000199121 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class R6
Trading Symbol	VKSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class R6 / VKSRX	$42	0.90%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.90%
Net Assets	$ 1,430,015,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,430,015
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Industrials	32%
Financials	21
Consumer Discretionary	20
Information Technology	18
Health Care	6
Consumer Staples	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000199120 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class I
Trading Symbol	VKSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class I / VKSIX	$47	1.00%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%
Net Assets	$ 1,430,015,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,430,015
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Industrials	32%
Financials	21
Consumer Discretionary	20
Information Technology	18
Health Care	6
Consumer Staples	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000199119 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class C
Trading Symbol	VKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class C / VKSCX	$94	2.01%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	2.01%
Net Assets	$ 1,430,015,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,430,015
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Industrials	32%
Financials	21
Consumer Discretionary	20
Information Technology	18
Health Care	6
Consumer Staples	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000199118 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class A
Trading Symbol	VKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class A / VKSAX	$59	1.25%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%
Net Assets	$ 1,430,015,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,430,015
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Industrials	32%
Financials	21
Consumer Discretionary	20
Information Technology	18
Health Care	6
Consumer Staples	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000209770 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class A
Trading Symbol	SGAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class A / SGAAX	$59	1.26%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.26%
Net Assets	$ 152,158,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$152,158
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	34%
Financials	21
Consumer Discretionary	15
Communication Services	14
Industrials	9
Health Care	7
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000209771 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class C
Trading Symbol	SGACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class C / SGACX	$93	2.01%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	2.01%
Net Assets	$ 152,158,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$152,158
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	34%
Financials	21
Consumer Discretionary	15
Communication Services	14
Industrials	9
Health Care	7
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000209768 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class I
Trading Symbol	SGAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class I / SGAPX	$47	1.01%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.01%
Net Assets	$ 152,158,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$152,158
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	34%
Financials	21
Consumer Discretionary	15
Communication Services	14
Industrials	9
Health Care	7
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000209769 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class R6
Trading Symbol	SGARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class R6 / SGARX	$42	0.91%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.91%
Net Assets	$ 152,158,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$152,158
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	34%
Financials	21
Consumer Discretionary	15
Communication Services	14
Industrials	9
Health Care	7
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000223338 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class R6 / VRKSX	$43	0.94%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.94%
Material Change Date	Jan. 01, 2026
Net Assets	$ 5,793,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,793
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Industrials	34%
Health Care	22
Information Technology	14
Financials	13
Consumer Discretionary	10
Communication Services	4
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class R6 shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class R6 shares.
C000223337 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	VIKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class I / VIKSX	$46	1.01%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.01%
Material Change Date	Jan. 01, 2026
Net Assets	$ 5,793,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,793
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Industrials	34%
Health Care	22
Information Technology	14
Financials	13
Consumer Discretionary	10
Communication Services	4
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 0.95% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 0.95% went into effect for Class I shares.
C000223339 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	VAKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class A / VAKSX	$58	1.26%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.26%
Material Change Date	Jan. 01, 2026
Net Assets	$ 5,793,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,793
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Industrials	34%
Health Care	22
Information Technology	14
Financials	13
Consumer Discretionary	10
Communication Services	4
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 1.20% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 1.20% went into effect for Class A shares.
C000229070 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	VKSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class A / VKSDX	$57	1.17%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
Net Assets	$ 5,881,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,881
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	21
Consumer Discretionary	11
Consumer Staples	8
Materials	6
Health Care	5
Real Estate	3
Other	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000229072 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	VKSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class I / VKSFX	$45	0.92%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
Net Assets	$ 5,881,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,881
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	21
Consumer Discretionary	11
Consumer Staples	8
Materials	6
Health Care	5
Real Estate	3
Other	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000229069 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	VKSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class R6 / VKSGX	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 5,881,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,881
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	21
Consumer Discretionary	11
Consumer Staples	8
Materials	6
Health Care	5
Real Estate	3
Other	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.